EMPLOYEE BENEFITS (Details 4) (Employment Contracts [Member], Chief Executive Officer [Member])	12 Months Ended
Sep. 30, 2014 item
Employment Contracts [Member] | Chief Executive Officer [Member]
Employment Agreement
Initial term of agreement	2 years
Period of continued medical coverage if employment is terminated	24 months
Multiplier used to determine lump-sum payment in the event of a change in control and subsequent termination of employment	2
Period that soliciting services of any of the Company's employees and from competing with the Company are prohibited	2 years